Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Work in progress	2,736	25,371	3,628
Finished goods	3,861	7,427	1,062
Less: Provision	-	(4,180)	(598)

Total	6,597	28,618	4,092